COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Other Commitments [Abstract]
Operating lease term	10 years
Lease term	6 years	5 years
Contractual payments	$ 29,167	$ 12,968
Unused credit facilities	26,491	0
Contingencies [Abstract]
Interest receivables on non-performing assets	2,101	0
Commitments to Purchase Property and Equipment [Member]
Other Commitments [Abstract]
Commitments	143,153	12,357
Committed Licensing Fee Payable for Licensing of Game Titles [Member]
Other Commitments [Abstract]
Commitments	3,536	1,900
Commitment to Invest in Certain Companies [Member]
Other Commitments [Abstract]
Commitments	31,922	24,056
Minimum [Member]
Other Commitments [Abstract]
Minimum guarantee commitments	$ 25,713	$ 31,733